Segment Reporting - Schedule of Revenue by Geographic Location (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location		$ 17,186,677	$ 13,971,743	$ 13,471,471
United States of America [Member]
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location		13,094,560	10,244,648	8,582,451
Europe [Member]
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location		2,119,315	1,841,001	1,732,622
Canada [Member]
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location		614,951	826,865	1,089,293
Japan [Member]
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location		507,214	417,928	627,720
Others [Member]
Segment Reporting - Schedule of Revenue by Geographic Location (Details) [Line Items]
Revenue by geographic location	[1]	$ 850,637	$ 641,301	$ 1,439,385

[1]	No revenue from any other country amounted to 5 per cent or more of the Group’s revenue.